Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of reconciliation of segment revenue, gross profit and operating profit to consolidated

A reconciliation of total segment revenues to total revenues, which is the same as revenues as presented on the accompanying unaudited condensed statements of operations, and of total segment gross profit and segment operating income (loss) which aggregates to total operating income (loss) from operations is as follows (in thousands):

	For the three months ended March 31,
	2026	2025
Revenues	$4,430	$5,446

Less:
Cost of revenues	3,603	4,187
Segment gross profit	827	1,259

Less(1):
Segment compensation expenses (2)	1,547	752
Segment travel expenses (3)	163	56
Other segment expenses (4)	1,317	820
Segment operating loss	$(2,200)	$(369)
(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(2)	Compensation related expenses primarily include salaries and related payroll tax expenses.
(3)	Travel related expenses primarily include travel expenses.
(4)	Other segment expenses for each reportable segment includes all other operating expenses such as management fees, professional fees, insurance, rent and other.

A reconciliation of total segment revenues to total consolidated revenues, which is the same as consolidated revenues as presented on the accompanying consolidated statements of operations, and of total segment gross profit and segment operating income (loss) which aggregates to total consolidated operating income (loss) from operations is as follows (in thousands):

	For the years ended December 31,
	2025	2024
Revenues	$21,618	$8,495

Less:
Cost of revenues	17,614	7,331
Segment gross profit	4,004	1,164

Less(1):
Segment compensation expenses (2)	3,565	2,095
Segment travel expenses (3)	369	228
Other segment expenses (4)	3,776	2,059
Segment operating loss	$(3,706)	$(3,218)
(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(2)	Compensation related expenses primarily include salaries and related payroll tax expenses.
(3)	Travel related expenses primarily include travel expenses.
(4)	Other segment expenses for each reportable segment includes all other operating expenses such as management fees, professional fees, insurance, rent and other.